INCOME TAXES (Details - Reconciliation of income tax)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Taiwan (2021-PRC) income tax statutory rate	20.00%	20.00%
Tax effect of non-deductible expenses	(3.15%)	(11.84%)
Tax effect of stock-based compensation	(4.41%)	(0.60%)
Tax effect of non-taxable income	0.00%	0.00%
Impact of different tax rates in other jurisdictions	(0.15%)	(0.02%)
Others	0.00%	(1.70%)
Changes in valuation allowance	(12.29%)	0.00%
Effective tax rate	0.00%	(6.10%)